Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net unrealized loss on hedging contracts, net of tax of $0.1 million in 2011	$ 0	$ (762)
Net unrealized (loss) gain on pension, net of tax	(483)	115
Foreign currency effects from intercompany long-term investment transactions, net of tax of $4.4 million and $4.9 million in 2012 and 2011, respectively	5,954	7,369
Foreign currency translation adjustments	38,520	9,182
Accumulated other comprehensive income	43,991	15,904
Accumulted Other Comprehensive Income (Loss) Tax [Abstract]
Derivatives Qualifying as Hedges, Tax Effect		100
Intercompany Long Term Investment Foreign Currency Translation Adjustment, Tax	$ 4,400	$ 4,900